Long-term Debt	12 Months Ended
Sep. 30, 2022
Long-term Debt
Long-term Debt
11.	Long-term Debt

Senior Credit Facility

In September 2022, the Company entered into a five-year, $110,000,000 senior credit facility (“Facility”) with a group of US banks. The facility consists of a delayed draw term loan facility of $85,000,000, a term loan of $5,000,000 that was drawn at closing, and a $20,000,000 revolving credit facility. The facility amends the $20,000,000 revolving credit facility that was entered into in September 2020. The Facility is secured by substantially all assets of the Company and is subject to certain financial covenants.

The Facility bears interest at variable rates ranging in length from daily to six months and has fees for unused balances. As of September 30, 2022, the outstanding balances under the Facility totaled $12,000,000, comprised of $5,000,000 on the term loan and $7,000,000 on the revolving credit facility.

As of September 30, 2022, the term loan bears interest at an annual rate of 5.7% and is repayable in quarterly installments of $250,000, with the balance due at maturity. The revolving credit facility bears interest at an annual rate of 7.0% and is payable at maturity. It is classified as a current liability as it is expected to be repaid during the year ended September 30, 2023. Interest expense on the Facility, including the unused fee, was $11,000 for the year ended September 30, 2022. The fair value of the note approximates the carrying value as of September 30, 2022.

The Company incurred $1,779,000 in financing costs to obtain the Facility, which is reflected as a reduction of the outstanding balance and will be amortized as interest expense using the effective interest method over the life of the Facility. During the year ended September 30, 2022, $15,000 of amortization of deferred financing costs was recorded.

A summary of the balances related to the Facility as of September 30, 2022 is as follows:

As of
September 30, 2022
Delayed draw term loan	$—
Term loan	5,000
Revolving credit facility	7,000
Total principal	12,000
Deferred financing costs	(1,765)
Net carrying value	$10,235

Current portion	6,857
Long-term portion	3,378
Net carrying value	$10,235

The revolving credit facility that was replaced with the Facility had no borrowings as of September 30, 2021, and incurred interest expense for the years ended September 30, 2022 and 2021 of $126,000 and $38,000, respectively. Issuance costs had been recorded in “deferred financing costs” on the consolidated statements of financial position and were being amortized on a straight-line over the four-year term of the facility for a total of $135,000 and $140,000 for the years ended September 30, 2022 and 2021, with the balance of $281,000 recorded as “loss on extinguishment of long-term debt” on the consolidated statement of income (loss) and comprehensive income (loss) for the year ended September 30, 2022.

Debentures

On March 7, 2019, the Company issued C$15,000,000 in 8.0% Convertible Unsecured Debentures due March 7, 2024, with interest payable semi-annually on June 30 and December 31. Each C$1,000 (US$807) debenture was convertible at the option of the holder into 192.31 common shares. Beginning March 9, 2022, the Company could force conversion of the outstanding principal at a conversion price of C$5.20 per share, if the daily volume weighted average price of the common shares exceeds C$6.48 per share for twenty consecutive trading days. The Company exercised this option during the year ended September 30, 2022. During the years ended September 30, 2022 and 2021, C$10,959,000 and C$4,037,000 of debentures were converted into common shares. The fair value of the debentures on the dates of conversion totaled C$13,665,000 (US$10,683,000) and C$6,766,000 (US$5,359,000) during the years ended September 30, 2022 and 2021, respectively. No debentures remain outstanding as of September 30, 2022.

The debentures contained multiple embedded derivatives including conversion right, forced conversion option and payment in lieu of common shares. Since the Company was unable to measure the fair value of embedded derivatives reliably, it had chosen to designate the convertible debentures in their entirety (including conversion right, forced conversion option and payment in lieu of common shares) to be subsequently measured at fair value through profit or loss (FVTPL).

The debentures were valued at fair value using the current trading price of C$137 ($109) per unit as of September 30, 2021. A gain of $1,150,000 and a loss of $3,591,000 was recorded for the years ended September 30, 2022 and 2021, respectively. Following is the movement in these debentures:

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Beginning Balance	$11,784	$12,930
Conversion to common shares	(10,683)	(5,359)
Change in fair value	(1,150)	3,591
Change in foreign exchange rate	49	622
Ending Balance	$—	$11,784

In conjunction with issuance of the debentures, the Company issued compensation options to the underwriters for 129,808 shares of the Company at an exercise price of C$5.20 for a period of two years from the closing of the transaction. The fair value of the options has been valued at $1.02 for a total of $133,000 using the Black-Scholes pricing model.

Compensation options activity for the year ended September 30, 2021 is provided below:

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	130	C$	5.20
Exercised	(130)		5.20
Balance, September 30, 2021	—	C$	—

Equipment Loans

The Company is offered financing arrangements from the Company’s suppliers and the supplier’s designated financial institution, in which payments for certain invoices or products can be financed and paid over an extended period. The financial institution pays the supplier when the original invoice becomes due, and the Company pays the third-party financial institution over a period of time. In some cases, the supplier accepts a discounted amount from the financial institution and the Company repays the financial institution the face amount of the invoice with no stated interest, in twelve equal monthly installments. The Company uses a 6% incremental borrowing rate to impute interest on these arrangements. The Company has assumed equipment loans in conjunction with several of its acquisitions. Those loans were recorded the Company’s incremental borrowing rate of 6%.

There are no covenants with the loans and the carrying value of the equipment that is pledged as security against the loans is $14,949,000 and $6,939,000 for years ended September 30, 2022 and 2021, respectively.

Following is the activity in equipment loans for the years ended September 30, 2022 and 2021:

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Beginning Balance	$7,384	4,750
Additions:
Acquisitions	1,161	3,001
Operations	9,062	10,049
Repayments	(11,900)	(10,416)
Ending Balance	5,707	7,384
Current portion, less than 1 year	5,473	6,992
Long-term portion, due between 1 and 5 years	$234	$392

Leases Liabilities

The Company enters into leases for real estate and vehicles. Real estate leases are valued at the net present value of the future lease payments at an 8% incremental borrowing rate. Vehicle leases are recorded at rate implicit in the lease based on the current value and the estimated residual value of the vehicle, equating to rates ranging from 1.7% to 12.0%.

Below is the movement in lease liabilities for the year ended September 30, 2022 and 2021 respectively:

		Real
	Vehicles	estate	Total
Balance, September 30, 2020	$1,627	$3,640	$5,267
Additions during the period:
Acquisitions	109	1,603	1,712
Operations	1,385	2,560	3,945
Lease terminations	—	(612)	(612)
Repayments	(707)	(1,840)	(2,547)
Balance, September 30, 2021	$2,414	$5,351	$7,765
Additions during the period:
Acquisitions	571	3,655	4,226
Operations	347	2,063	2,410
Lease terminations	—	(80)	(80)
Repayments	(1,339)	(2,483)	(3,822)
Balance, September 30, 2022	$1,993	$8,506	$10,499

Future payments pursuant to lease liabilities are as follows:

	As at	As at
	September 30, 2022	September 30, 2021
Less than 1 year	$3,979	$3,491
Between 1 and 5 years	7,443	5,367
More than five years	1,108	38
Gross lease payments	12,530	8,896
Less: finance charges	(2,031)	(1,131)
Net lease liabilities	$10,499	$7,765

SBA Loan

In conjunction with the acquisition of Mayhugh on February 1, 2021, the Company assumed an SBA Loan. The face amount of the loan is $150,000 and bears interest at stated interest rate of 3.75%. Due to the below-market interest rate, the Company valued the loan at the net present value of the payments using its incremental borrowing rate of 6%, resulting in a fair value on the acquisition date of $119,000. The loan is payable in 360 monthly installments of $731 which began in September 2021 and is secured by substantially all the assets of Mayhugh.

Following is the activity in the SBA Loan for the years ended September 30, 2022 and 2021:

	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
Beginning Balance	$121	$—
Additions:
Acquisitions	—	119
Interest expense	7	5
Repayments	(8)	(3)
Ending Balance	$120	$121